Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party [Abstract]
Related Party

Note 7 – Related Party

Officer compensation

During the six months ended June 30, 2025 and 2024, the Company paid $93,838 and $44,603, respectively for living expenses for officers of the Company under general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Note 7 – Related Party

Officer compensation

During the years ended December 31, 2024 and 2023, the Company paid $153,004 and $166,018, respectively for living expenses for officers of the Company under general and administrative expenses.